Property and Equipment - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) Aircraft	Dec. 31, 2018 USD ($) Aircraft	Dec. 31, 2017 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Borrowing costs capitalized	$ 1,400	$ 1,400	$ 1,800
Capitalized borrowing rate	3.40%
Impairment	$ 89,344	$ 188,624	$ 0
Air crafts held for sale | Aircraft	14
Impairment loss	$ 89,300
Average lease term	10 years
Other Property Plant Equipment Capitalized Cost	$ 11,600
Credits received on acquisition	$ 8,100
Boeing 737-800 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft capitalized | Aircraft		2
Boeing 737 MAX 9 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Number of aircraft capitalized | Aircraft		4
Air crafts acquired in lease | Aircraft	2
Embraer 190 fleet [member]
Disclosure of detailed information about property, plant and equipment [line items]
Description of cash flow projections		The value in use was determined using cash flow projections from financial budgets approved by senior management covering a five year period. The pre-tax discount rate applied to cash flow projections was 13.5%.
Description of expected useful life	the expected useful life of the Embraer 190 fleet was shortened to 5 years from the year 2019
Pre-tax discount rate applied to cash flow projections		13.50%
Impairment		$ 179,000
Expected depreciation from 2019	$ 300
Aircraft [member]
Disclosure of detailed information about property, plant and equipment [line items]
Advance payments on aircraft purchase contracts	67,300	216,700
Carrying value pledged as collateral obligation	1,500,000	$ 1,600,000
Additions for advance payments contracts	$ 75,400